ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) In Thousands, except Share data, unless otherwise specified																			1 Months Ended
	Dec. 31, 2011 JA Hebei	Dec. 31, 2011 JA BVI	Dec. 31, 2011 JA Fengxian	Dec. 31, 2011 JA USA	Dec. 31, 2011 JA Zhabei	Dec. 31, 2011 JA Yangzhou	Dec. 31, 2011 JA Hong Kong	Dec. 31, 2011 JA Lianyungang	Dec. 31, 2011 JA Yangzhou R&D	Dec. 31, 2011 JA Lux	Dec. 31, 2011 JA Yangzhou PV	Dec. 31, 2011 JA GmbH	Dec. 31, 2011 JA International	Dec. 31, 2011 JA Jinglong	Dec. 31, 2011 JA Wafer R&D	Dec. 31, 2011 JA Hefei Renewable Energy	Dec. 31, 2011 JA Hefei Technology	Dec. 31, 2011 JA Investment	Nov. 30, 2011 Silver Age USD ($)	Nov. 30, 2011 Silver Age CNY	Dec. 31, 2011 Silver Age	Dec. 31, 2011 Full Shine	Dec. 31, 2011 Solar Silicon Valley	Nov. 30, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Silver Age	Jul. 02, 2011 Silver Age	Nov. 30, 2011 Silver Age Full Shine and Solar Silicon Valley
Organizational and principal activities
Percentage of equity interest acquired																								100.00%	100.00%		100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%		100.00%	100.00%
Purchase price																			$ 56,549	358,987				358,987
Number of shares issuable on acquisition																			30,901,287	30,901,287